OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayment for an investment	¥ 7,000,000
Deposits	2,376,350		¥ 1,934,441
Prepayment for property, plant and equipment	1,914,411		432,623
Others	1,392,329
Other non-current assets	¥ 12,683,090	$ 1,838,875	¥ 2,367,064